Income tax (Schedule of Deferred Tax Assets and Liabilities) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Logistics expenses accruals	¥ 540	¥ 511
Inventory write-down	10,904	7,889
Allowance for other investments	1,557	1,557
Promotion expenses accruals	253	1,628
Salary and welfare payable	3,678	447
Professional fee accruals	1,289	1,202
Marketing expenses accruals	815	1,265
Allowance for doubtful accounts	379	368
Other accruals	2,108	1,153
Net operating loss carry forward	22,872	5,833
Less: valuation allowance	(6,314)	(6,325)
Deferred tax assets, net	38,081	15,528
Deferred tax liabilities:
Identifiable intangible assets	(3,319)	(3,710)
Deferred tax liabilities	¥ (3,319)	¥ (3,710)